CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 2,690,768	$ 2,423,703
Short-term investments	480,428	711,062
Accounts receivable due from third parties, net of allowances of US$42,650 and US$37,625 as of December 31, 2021 and 2022, respectively	378,500	577,982
Prepaid expenses and other current assets (including loans to and interest receivable from other related parties of US$219,679 and US$110,000 as of December 31, 2021 and 2022, respectively)	391,502	450,726
Amount due from SINA	487,117	494,200
Total current assets	4,552,258	4,802,780
Property and equipment, net	249,553	68,396
Operating lease assets	190,368	60,519
Intangible assets, net	125,072	166,930
Goodwill	120,151	130,405
Long-term investments	993,630	1,207,651
Other non-current assets (including loans to and interest receivable from a related party of US$480,786 and US$484,912 as of December 31, 2021 and 2022, respectively)	898,422	1,082,841
Total assets	7,129,454	7,519,522
Current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiary of US$710,915 and US$575,057 as of December 31, 2021 and 2022, respectively) :
Accounts payable	161,029	197,643
Accrued and other liabilities	913,984	821,033
Operating lease liability, short-term	9,694	7,919
Income taxes payable	55,282	144,747
Deferred revenues	79,949	91,136
Convertible debt		896,541
Total current liabilities	1,219,938	2,159,019
Long-term liabilities
Unsecured senior notes	1,540,717	1,538,415
Long-term loans	880,855
Deferred tax liability	41,694	66,903
Operating lease liability, long-term	55,710	52,042
Other non-current liabilities		15,123
Total long-term liabilities	2,518,976	1,672,483
Total liabilities	3,738,914	3,831,502
Commitments and contingencies
Redeemable non-controlling interests	45,795	66,622
Shareholders' equity:
Ordinary shares: US$0.00025 par value; 2,400,000 and 2,400,000 shares (including 1,800,000 Class A ordinary shares, 200,000 Class B ordinary shares and 400,000 shares to be designated) authorized; 236,553 shares (including 140,274 Class A ordinary shares and 96,279 Class B ordinary shares) and 237,242 shares (including 142,417 Class A ordinary shares and 94,825 Class B ordinary shares) issued and outstanding as of December 31, 2021 and 2022, respectively	59	59
Treasury stock (nil and 3,056 shares as of December 31, 2021 and 2022, respectively)	(57,682)
Additional paid-in capital	1,445,519	1,477,291
Accumulated other comprehensive income (loss)	(102,740)	156,932
Retained earnings	2,045,094	1,959,539
Total Weibo shareholders' equity	3,330,250	3,593,821
Non-controlling interests	14,495	27,577
Total shareholders' equity	3,344,745	3,621,398
Total liabilities, redeemable non-controlling interests and shareholders' equity	7,129,454	7,519,522
Alibaba
Current assets:
Accounts receivable due from related parties	75,347	89,344
Other related parties
Current assets:
Accounts receivable due from related parties	$ 48,596	$ 55,763